Nuclear Decommissioning Trust Fund Investments (Fair Values Of Investments In Debt And Equity Securities In Nuclear Decommissioning Trust Fund) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Nuclear Decommissioning Trust Fund Investments [Line Items]
Cost	$ 281		$ 261
Gross unrealized gains	138		108
Gross unrealized loss	11		12
Fair value	408		357
Debt Securities [Member]
Nuclear Decommissioning Trust Fund Investments [Line Items]
Cost	133		114
Gross unrealized gains	8		7
Fair value	141		121
Equity Securities [Member]
Nuclear Decommissioning Trust Fund Investments [Line Items]
Cost	145		145
Gross unrealized gains	130		101
Gross unrealized loss	11		12
Fair value	264		234
Cash [Member]
Nuclear Decommissioning Trust Fund Investments [Line Items]
Cost	1		3
Fair value	1		3
Other Debt And Equity Securities [Member]
Nuclear Decommissioning Trust Fund Investments [Line Items]
Cost	2	[1]	(1)	[1]
Fair value	$ 2	[1]	$ (1)	[1]

[1]	Represents payables relating to pending security purchases, net of receivables related to pending security sales and interest receivables.